Treasury shares (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Treasury Shares

Treasury shares

	Pearson plc
	Number of shares 000s	£m
At 1 January 2017	7,719	79
Purchase of treasury shares	—	—
Release of treasury shares	(1,725)	(18)

At 31 December 2017	5,994	61
Purchase of treasury shares	—	—
Release of treasury shares	(2,769)	(28)

At 31 December 2018	3,225	33